Share Based Payments (Details) - Schedule of options outstanding	12 Months Ended
Dec. 31, 2022 $ / shares shares
Zero [Member]
Schedule of Options Outstanding [Abstract]
Options outstanding, Exercise price	20,000
Weighted average remaining contractual life, Exercise price	7 years 7 months 13 days
Options exercisable, Exercise price (in Shares) | shares
Weighted average exercise price of exercisable options, Exercise price (in Dollars per share) | $ / shares
3.81 [Member]
Schedule of Options Outstanding [Abstract]
Options outstanding, Exercise price	6,250
Weighted average remaining contractual life, Exercise price	7 months 6 days
Options exercisable, Exercise price (in Shares) | shares	6,250
Weighted average exercise price of exercisable options, Exercise price (in Dollars per share) | $ / shares	$ 3.81
Stock Option Plans of the Company [Member]
Schedule of Options Outstanding [Abstract]
Options outstanding, Exercise price	26,250
Weighted average remaining contractual life, Exercise price	5 years 11 months 26 days
Options exercisable, Exercise price (in Shares) | shares	6,250
Weighted average exercise price of exercisable options, Exercise price (in Dollars per share) | $ / shares	$ 3.81
0.28 [Member]
Schedule of Options Outstanding [Abstract]
Options outstanding, Exercise price	3,238
Weighted average remaining contractual life, Exercise price	7 years 11 months 1 day
Options exercisable, Exercise price (in Shares) | shares	827
Weighted average exercise price of exercisable options, Exercise price (in Dollars per share) | $ / shares	$ 0.28
469 [Member]
Schedule of Options Outstanding [Abstract]
Options outstanding, Exercise price	297
Weighted average remaining contractual life, Exercise price	7 years 11 months 26 days
Options exercisable, Exercise price (in Shares) | shares
Weighted average exercise price of exercisable options, Exercise price (in Dollars per share) | $ / shares
1,878 [Member]
Schedule of Options Outstanding [Abstract]
Options outstanding, Exercise price	493
Weighted average remaining contractual life, Exercise price	7 years 11 months 26 days
Options exercisable, Exercise price (in Shares) | shares
Weighted average exercise price of exercisable options, Exercise price (in Dollars per share) | $ / shares
Stock Option Plan of Comm-IT Solutions [Member]
Schedule of Options Outstanding [Abstract]
Options outstanding, Exercise price	4,028
Weighted average remaining contractual life, Exercise price	7 years 11 months 8 days
Options exercisable, Exercise price (in Shares) | shares	827
Weighted average exercise price of exercisable options, Exercise price (in Dollars per share) | $ / shares	$ 0.28